File No. 811-21425
                                                                      333-108472

    As filed with the Securities and Exchange Commission on August 9, 2004


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ---

                      Pre-Effective Amendment No.                /   /
                                                                   ---

                      Post-Effective Amendment No. _3_             /_X__/

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        / X /
                                                                   ---

                      Amendment No. 5                             / X /
                                                                   ---

                        (Check appropriate box or boxes)


                             PIONEER SERIES TRUST I
               (Exact Name of Registrant as Specified in Charter)


                     60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Dorothy E. Bourassa, Secretary, Pioneer Series Trust I
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     __ immediately upon filing pursuant to paragraph (b)
     ___ on [date] pursuant to paragraph (b)
     _X_ 60 days after filing pursuant to paragraph (a)(1)

     __ on [date] pursuant to paragraph (a)(1)
     __ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(3)of Rule 485.

If appropriate, check the following box:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
-----------------------------------    ----------------     --------------------

Multiclass prospectus for
Pioneer Oak Ridge Small Cap
Growth Fund
dated February 13, 2004              February 12, 2004     80001016964-04-000044

Multiclass prospectus for
Pioneer Oak Ridge Large Cap
Growth Fund
dated February 13, 2004             February 12, 2004      80001016964-04-000044

Class R prospectus for
Pioneer Oak Ridge Large Cap
Growth Fund
dated February 13, 2004             February 12, 2004      80001016964-04-000044

Definitive multiclass prospectus for
Pioneer Oak Ridge Small Cap
Growth Fund
dated February 13, 2004              February 19, 2004     80001016964-04-000051

Definitive multiclass prospectus for
Pioneer Oak Ridge Large Cap
Growth Fund
dated February 13, 2004             February 19, 2004      80001016964-04-000051

Definitive Class R prospectus for
Pioneer Oak Ridge Large Cap
Growth Fund
dated February 13, 2004             February 19, 2004      80001016964-04-000051

Statement of Additional
Information for Pioneer
Oak Ridge Small Cap Growth Fund      February 12, 2004     80001016964-04-000044

Definitive Statement of Additional
Information for Pioneer
Oak Ridge Small Cap Growth Fund      February 19, 2004     80001016964-04-000051

Supplement to multi-class
prospectuses dated
July 1, 2004                        July 1, 2004           80001016964-04-000280

Supplement to Class R
prospectus dated
July 1, 2004                        July 1, 2004           80001016964-04-000281

Annual report for
Oak Ridge Large Cap
Equity Fund
dated November 30, 2003             February 6, 2004        0000898531-04-000074

Annual report for
Oak Ridge Small Cap
Equity Fund
dated November 30, 2003             February 6, 2004        0000898531-04-000074

Semi-annual report for
Oak Ridge Small Cap
Growth Fund
dated May 31, 2004                  August 4, 2004         80001257951-04-000005

Semi-annual report for
Oak Ridge Large Cap
Growth Fund
dated May 31, 2004                  August 4, 2004         80001257951-04-000004

Class Y prospectus for
Pioneer Oak Ridge Large Cap
Growth Fund
dated August 6, 2004                August 6, 2004         0001016964-04-000340

Multi-class Statement of
Additional Information
for Pioneer Oak Ridge Large
Cap Growth Fund
dated August 6, 2004                August 6, 2004         0001016964-04-000340

Exhibits filed with
Post-effective Amendment No.2
to Registration Statement
on Form N-1A
for Pioneer Series Trust I           August 6, 2004         0001016964-04-000340

                           PART C - OTHER INFORMATION

Item 23.  Exhibits

       (a)(1)  Agreement and Declaration of Trust.(1)
       (a)(2)  Amended and Restated Agreement and Declaration of Trust.(2)
       (a)(3)  Certificate of Trust.(1)
       (a)(4)  Certificate of Amendment to Certificate of Trust.(1)
       (b)     By-Laws.(2)
       (c)     None.
       (d)(1)  Management Contract with Pioneer Investment Management,
               Inc. for Pioneer Oak Ridge Large Cap Growth Fund.(6)
       (d)(2)  Management Contract with Pioneer Investment Management,
               Inc. for Pioneer Oak Ridge Small Cap Growth Fund.(6)
       (d)(3)  Subadvisory Agreement between Pioneer Investment
               Management, Inc. and Oak Ridge Investments, LLC for Pioneer Oak
               Ridge Large Cap Growth Fund.(6)
       (d)(4)  Subadvisory Agreement between Pioneer Investment
               Management, Inc. and Oak Ridge Investments, LLC for Pioneer Oak
               Ridge Small Cap Growth Fund.(6)
       (e)(1)  Underwriting Agreement with Pioneer Funds Distributor,
               Inc.(6)
       (e)(2)  Dealer Sales Agreement.(6)
       (f)     None.
       (g)     Custodian Agreement with Brown Brothers Harriman & Co.(6)
       (h)(1)  Investment Company Service Agreement with Pioneer Investment
               Management Shareholder Services, Inc.(2)
       (h)(2)  Administration Agreement with Pioneer Investment Management,
               Inc. (formerly Pioneering Management Corporation).(2)
       (h)(3)  Expense Limitation and Reimbursement Agreement for
               Pioneer Oak Ridge Large Cap Growth Fund.(7)
       (h)(4)  Expense Limitation and Reimbursement Agreement for
               Pioneer Oak Ridge Small Cap Growth Fund.(4)
       (h)(5)  Class R Service Plan for Pioneer Oak Ridge Large Cap Growth
               Fund.(6)
       (h)(6)  Agreement and Plan of Reorganization for Pioneer Oak Ridge
               Large Cap Growth Fund.(6)
       (h)(7)  Agreement and Plan of Reorganization for Pioneer Oak Ridge
               Small Cap Growth Fund.(6)
       (i)(1)  Opinion of Counsel.(3)
       (i)(2)  Opinion as to Tax Matters and Consent (5)
       (j)(1)  Consents of Independent Auditors.(7)
       (k)(1)  Financial statements contained in the November 30, 2003 annual report of Oak Ridge Funds, Inc.(4)
       (l)     None.
       (m)(1)  Class A Distribution Plan for Pioneer Oak Ridge Large Cap
               Growth Fund.(6)
       (m)(2)  Class A Distribution Plan for Pioneer Oak Ridge Small Cap
               Growth Fund.(6)
       (m)(3)  Class B Distribution Plan for Pioneer Oak Ridge Large Cap
               Growth Fund.(6)
       (m)(4)  Class B Distribution Plan for Pioneer Oak Ridge Small Cap
               Growth Fund.(6)
       (m)(5)  Class C Distribution Plan for Pioneer Oak Ridge Large Cap
               Growth Fund.(6)
       (m)(6)  Class C Distribution Plan for Pioneer Oak Ridge Small Cap
               Growth Fund.(6)
       (m)(7)  Class R Distribution Plan for Pioneer Oak Ridge Large Cap
               Growth Fund.(6)
       (n)(1)  Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer
               Oak Ridge Large Cap Growth Fund.(6)
       (n)(2)  Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer
               Oak Ridge Small Cap Growth Fund.(6)
       (o)     Not applicable.
       (p)     Pioneer Code of Ethics.(6)
       (p)(1)  Oak Ridge Code of Ethics.(6)
       N/A     Power of Attorney.(1)

-------------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Registration Statement on Form N-1A (File No. 333-108472) as filed with the Securities and Exchange Commission (the "SEC") on September 3, 2003 (Accession No. 0001016964-03-000201).

(2) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Registration Statement on Form N-14 (File No. 333-109660) as filed with the SEC on October 14, 2003 (Accession No. 0001016964-03-000212).

(3) Previously filed. Incorporated herein by reference from the exhibits filed in the Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-108472) as filed with the SEC) on October 31, 2003 (Accession No. 0001016964-03-000233).

(4) Previously filed. Incorporated herein by reference from the exhibits filed in the Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-108472) as filed with the SEC) on February 12, 2004 (Accession No. 0001016964-04-000044).

(5) Previously filed. Incorporated herein by reference from the exhibits filed in the Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-109660) as filed with the SEC) on February 18, 2004 (Accession No. 0001016964-04-000049).

(6) Previously filed. Incorporated herein by reference from the exhibits filed in the Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-108472) as filed with the SEC) on June 30, 2004 (Accession No. 0001016964-04-000263).

(7) Previously filed. Incorporated herein by reference from the exhibits filed in the Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-109660) as filed with the SEC) on August 6, 2004 (Accession No. 0001016964-04-000340).

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

      Except for the Agreement and Declaration of Trust, dated July 30, 2003, the "Declaration"), establishing the Fund as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

     Insofar as indemnification for liability arising under the Securities
Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Wilmer Cutler Pickering Hale and Dorr
                              LLP, 60 State Street, Boston, Massachusetts 02109

     The information pertaining to Oak Ridge Investments, LLC from Item 26 of Part C of Post-effective Amendment No. 13 to the Registration Statement on Form N-1A of Oak Ridge Funds, Inc. as filed with the SEC on March 25, 2003 (Accession No. 0000892712-03-000195) is incorporated herein by reference.

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

John F. Cogan, Jr.     Director and                 Chairman, President and
                       President                    Trustee

Steven M. Graziano     Director and Executive Vice
                       President                    None

William F. O'Grady     Director and Executive
                       Vice President               None

Scott C. Brandewiede   Senior Vice President        None

Jennifer Brountas      Senior Vice President        None

Daniel J. Brooks       Senior Vice President        None

Philip Haley           Senior Vice President        None

Julia Hoik             Senior Vice President        None

Barry Knight           Senior Vice President        None

William A. Misata      Senior Vice President        None

Dusty W. Pascall       Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Marc Rappaport         Senior Vice President        None

Richard L. Sardelli    Senior Vice President        None

Juan Segui-Clausen     Senior Vice President        None

Mark D. Goodwin        Treasurer                    None

Dorothy E. Bourassa    Clerk                        Secretary


The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 9th day of August, 2004.

                                  PIONEER SERIES TRUST I



                             By:  /s/ Osbert M. Hood
                                  Osbert M. Hood
                                  Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title


John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ Osbert M. Hood                                                )
Osbert M. Hood                                                    )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Osbert M. Hood                  Dated: August 9, 2004)
         Osbert M. Hood
         Attorney-in-fact

       Exhibits: